UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21024

Active Assets Institutional Government Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Kevin Klingert 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	June 30, 2011

Date of reporting period:	September 30, 2010

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Institutional Government Securities Trust

Portfolio of Investments • September 30, 2010 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Repurchase Agreements (61.9%)
$165,000	Bank of America Securities, (dated 09/30/10; proceeds $165,001,100; fully collateralized by Federal Home Loan Mortgage Corp. 5.00% due 04/18/17; Federal National Mortgage Association 0.00%-5.50% due 03/15/11-12/11/13; Federal Home Loan Bank 2.28% due 09/28/17; valued at $168,300,529)	0.24%	10/01/10	$165,000,000
100,346	Barclays Capital LLC, (dated 09/30/10; proceeds $100,346,613; fully collateralized by Federal National Mortgage Association 0.00%-2.75% due 03/16/11-03/13/14; valued at $102,353,296)	0.22	10/01/10	100,346,000
165,000	BNP Paribas Securities, (dated 09/30/10; proceeds $165,001,146; fully collateralized by Federal National Mortgage Association 5.00% due 10/01/39; Federal Home Loan Mortgage Corp. 5.00% due 08/01/40; valued at $169,950,001)	0.25	10/01/10	165,000,000
145,000	Deutsche Bank Securities, (dated 09/30/10; proceeds $145,001,208; fully collateralized by Federal National Mortgage Association 4.00%-5.50% due 02/01/20-08/01/40; valued at $149,350,001)	0.30	10/01/10	145,000,000
23,000	Goldman Sachs & Co., (dated 09/23/10; proceeds $23,001,546; fully collateralized by Government National Mortgage Association 4.00%-6.00% due 03/20/34-09/20/40; valued at $23,690,001)	0.22	10/04/10	23,000,000
15,000	Goldman Sachs & Co., (dated 09/23/10; proceeds $15,001,375; fully collateralized by Government National Mortgage Association 4.50% due 09/20/40; valued at $15,450,001)	0.22	10/08/10	15,000,000
	Total Repurchase Agreements (Cost $613,346,000)			613,346,000

	U.S. Government Agencies - Floating Rate Notes (21.4%)
15,000	Federal Farm Credit Banks	0.30 (a)	10/15/10 (b)	15,005,781
143,000	Federal Home Loan Banks	0.16-0.43 (a)	10/01/10- 12/12/10 (b)	142,978,120
39,000	Federal Home Loan Mortgage Corp.	0.21-0.51 (a)	10/16/10- 11/05/10 (b)	38,992,282
15,000	Federal National Mortgage Association	0.17 (a)	10/11/10 (b)	14,993,478
	Total U.S. Government Agencies - Floating Rate Notes (Cost $211,969,661)			211,969,661

	U.S. Government Agencies - Debenture Bonds (10.1%)
87,500	Federal Home Loan Banks	0.20-0.34	10/29/10- 05/03/11	87,511,954
8,000	Federal National Mortgage Association	0.28	05/15/11	8,283,408
4,000	Tennessee Valley Authority, Ser A	0.27	01/18/11	4,063,536
	Total U.S. Government Agencies - Debenture Bonds (Cost $99,858,898)			99,858,898

	U.S. Government Agencies - Discount Notes (6.6%)
15,000	Federal Home Loan Mortgage Corp.	0.23	01/24/11	14,988,979
51,000	Federal National Mortgage Association	0.23-0.42	10/12/10- 07/11/11	50,947,732
	Total U.S. Government Agencies - Discount Notes (Cost $65,936,711)			65,936,711
	Total Investments (Cost $991,111,270) (c)		100.0%	991,111,270
	Other Assets in Excess of Liabilities		0.0	227,294
	Net Assets		100.0%	$991,338,564

(a)	Rate shown is the rate in effect at September 30, 2010.
(b)	Date of next interest rate reset.
(c)	Cost is the same for federal income tax purposes.

Active Assets Institutional Government Securities Trust

Notes to Portfolio of Investments • September 30, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Short-Term Investments
Repurchase Agreements	$613,346,000	$—	$613,346,000	$—
U.S. Government Agencies — Floating Rate Notes	211,969,661	—	211,969,661	—
U.S. Government Agencies — Debenture Notes	99,858,898	—	99,858,898	—
U.S. Government Agencies — Discount Notes	65,936,711	—	65,936,711	—
Total	$991,111,270	$—	$991,111,270	$—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of September 30, 2010, the Fund did not have any investments transfer between valuation levels.

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Institutional Government Securities Trust

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
November 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
November 16, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 16, 2010